Fair Value Measurement	12 Months Ended
Dec. 31, 2025
Fair Value Measurement
Fair Value Measurement

5. Fair Value Measurement

As of December 31, 2024 and 2025, information about (i) inputs into the fair value measurements of the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition and (ii) investments measured at NAV or its equivalent as a practical expedient is as follows:

		Fair Value Measurements at Reporting Date Using
		(Amount in Thousands)
		Quoted Prices
	As of	in Active	Significant
	December 31,	Markets for	Other	Significant
	2024	Identical	Observable	Unobservable
	(Amounts in	Assets	Inputs	Inputs
Description	thousands)	(Level 1)	(Level 2)	(Level 3)	NAV
	RMB	RMB	RMB	RMB	RMB
Short-term investments
Trading debt securities	140,960	140,960	—	—	—
Equity securities measured at fair value	91,497	91,497	—	—	—
Investments held by consolidated investment fund	52,745	52,745	—	—	—
Long-term investments
Investments held by consolidated investment fund	71,013	—	—	15,777	55,236
Other long-term investments measured at fair value	600,697	—	31,988	546,130	22,579
Available-for-sale investments	31,536	—	31,536	—	—

		Fair Value Measurements at Reporting Date Using
		(Amount in Thousands)
		Quoted Prices
	As of	in Active	Significant
	December 31,	Markets for	Other	Significant
	2025	Identical	Observable	Unobservable
	(Amounts in	Assets	Inputs	Inputs
Description	thousands)	(Level 1)	(Level 2)	(Level 3)	NAV
	RMB	RMB	RMB	RMB	RMB
Short-term investments
Trading debt securities	145,722	145,722	—	—	—
Equity securities measured at fair value	90,009	90,009	—	—	—
Available-for-sale investments	32,481	—	32,481	—	—
Long-term investments
Investments held by consolidated investment fund	244,939	—	173,926	15,777	55,236
Other long-term investments measured at fair value	545,808	—	131,478	393,746	20,584

Short-term trading debt securities investments are classified as Level 1 because they are valued using quoted prices of the same securities. Short-term equity securities measured at fair value are valued based on the quoted stock price of its investees in the active market and are classified within Level 1.

As of December 31, 2025, the Group had several consolidated investment funds whose underlying investments are mainly equity shares of listed companies or private companies, bonds, asset management plans, and crypto asset loan receivable (stablecoin lending). The equity shares of listed companies and the bonds issued by public companies, whose fair value are determined by their quoted price in active markets, are classified as Level 1. The fair value of private company equity shares is determined by the latest transaction price, and therefore classified as Level 2. The fair value of crypto asset loan receivable is determined based on the related interest rates indicated in the loan agreement and the primary market price of the underlying crypto assets, and classified as Level 2.

The fair value of available-for-sale investments is measured using discounted cash flow model based on contractual cash flow and a discount rate of prevailing market yield for products with similar terms as of the measurement date, as such, it is classified within Level 2 measurement.

Other long-term investments measured at fair value are (i) equity investments in private companies and private equity funds categorized within Level 2 or Level 3 of the fair value hierarchy and (ii) private equity funds measured at NAV.

With respect to the equity investments within Level 3 measurement, the Group generally uses a market comparable analysis. The valuation methodology requires a subjective process in determining significant inputs and making assumptions and judgments, for which the Group considers and evaluates including, but not limited to, (1) comparable data wherever possible to quantify or adjust the fair value, (2) quantitative information about significant unobservable inputs used by the third party and (3) prevailing market conditions. The uncertainty of the fair value measurement due to the use of these unobservable inputs and assumptions could have resulted in higher or lower determination of fair value. There is inherent uncertainty involved in the valuation of level 3 investments and therefore there is no assurance that, upon liquidation or sale, the Group could realize the values reflected in the valuations.

A reconciliation of the beginning and ending balances of the investments measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2025, presented as follows:

RMB
(Amount in Thousands)
Level 3 investments as of January 1, 2025	561,907
Transfer of investment in fair value hierarchy from Level 2 to Level 3	22,081
Transfer of investment in fair value hierarchy from Level 3 to Level 2	(101,008)
Changes in fair value included in investment income (loss)	(68,409)
Settlements	(1,944)
Foreign currency translation adjustments	(3,104)
Level 3 investments as of December 31, 2025	409,523
Changes in net unrealized gains included in investment income (loss) related to Level 3 investments still held as of December 31, 2025	(68,409)

Total realized and unrealized gains and losses recorded for Level 3 investments are reported in investment income (loss) in the consolidated statements of operations.

Certain equity investments was previously valued based on recent observable transaction prices, classified within Level 2 of the fair value hierarchy. However, as no observable transactions of the investments occurred since 2024, the Group’s valuation methodology in 2025 for these investments involved significant unobservable inputs that required significant judgment or estimation. Hence such investments were classified within Level 3 measurement for the year ended December 31, 2025.

Certain equity investment was previously valued using significant unobservable inputs that required significant judgment or estimation and classified within Level 3 of the fair value hierarchy. Observable transaction for this investment occurred during the year ended December 31, 2025, and therefore classified to Level 2 measurement during the period.

Fair value measurement on a non-recurring basis for the year ended December 31, 2024 included that used in impairment of investments measured at cost less impairment (see Note 4) which was classified as a Level 2 fair value measurement, respectively.

The Group also has financial instruments that are not reported at fair value on the consolidated balance sheets but whose fair value is practicable to estimate, which include cash and cash equivalents, restricted cash, accounts receivable, amounts due from related parties, short-term held-to-maturity investments, loan receivables, other receivables and payables. The carrying amount of these short-term financial instruments approximates their fair value due to the short-term nature.